19. Short-term borrowings and long-term borrowings (Details - Maturities) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 179
2020	208
2021	229
2022	256
2023	1,115
Thereafter	4,866
Total long-term borrowings	$ 6,853	$ 7,610